SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
As a result of the acquisition of Columbia and the pending monetization of the U.S. Northeast power business, the Company has changed its reporting segments. TransCanada has six reportable segments, namely, Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines, Energy and Corporate. The Corporate segment is non-operational, consisting of corporate and administrative functions. This provides information that is aligned with the CODM's review of business performance and how decisions about business segments are made. Historical financial results for the years ended December 31, 2015 and 2014 have been adjusted to align with this change in the Company's segmented reporting.

year ended December 31, 2016	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian $)

Revenues	3,682	2,526	378	1,755	4,164	—	12,505
Income from equity investments	12	214	(3)	(1)	292	—	514
Plant operating costs and other	(1,181)	(1,000)	(42)	(554)	(834)	(208)	(3,819)
Commodity purchases resold	—	—	—	—	(2,172)	—	(2,172)
Property taxes	(267)	(120)	—	(88)	(80)	—	(555)
Depreciation and amortization	(873)	(397)	(43)	(285)	(293)	(48)	(1,939)
Goodwill and other asset impairment charges	—	—	—	—	(1,388)	—	(1,388)
Loss on assets held for sale/sold	—	(4)	—	—	(829)	—	(833)
Segmented earnings/(losses)	1,373	1,219	290	827	(1,140)	(256)	2,313
Interest expense							(1,998)
Allowance for funds used during construction							419
Interest income and other							103
Income before income taxes							837
Income tax expense							(352)
Net income							485
Net income attributable to non-controlling interests							(252)
Net income attributable to controlling interests							233
Preferred share dividends							(109)
Net income attributable to common shares							124

Capital spending
Capital expenditures	1,372	1,517	944	668	473	33	5,007
Capital projects in development	153	—	—	142	—	—	295
	1,525	1,517	944	810	473	33	5,302

year ended December 31, 2015	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian $)

Revenues	3,680	1,444	259	1,879	4,038	—	11,300
Income from equity investments	12	162	5	—	261	—	440
Plant operating costs and other	(1,162)	(555)	(49)	(491)	(786)	(207)	(3,250)
Commodity purchases resold	—	—	—	—	(2,237)	—	(2,237)
Property taxes	(272)	(77)	—	(79)	(89)	—	(517)
Depreciation and amortization	(845)	(243)	(44)	(266)	(336)	(31)	(1,765)
Asset impairment charges	—	—	—	(3,686)	(59)	—	(3,745)
Loss on assets held for sale/sold	—	(125)	—	—	—	—	(125)
Segmented earnings/(losses)	1,413	606	171	(2,643)	792	(238)	101
Interest expense							(1,370)
Allowance for funds used during construction							295
Interest income and other							(132)
Loss before income taxes							(1,106)
Income tax expense							(34)
Net loss							(1,140)
Net income attributable to non-controlling interests							(6)
Net loss attributable to controlling interests							(1,146)
Preferred share dividends							(94)
Net loss attributable to common shares							(1,240)

Capital spending
Capital expenditures	1,366	534	566	1,012	376	64	3,918
Capital projects in development	230	3	—	278	—	—	511
	1,596	537	566	1,290	376	64	4,429

year ended December 31, 2014	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian $)

Revenues	3,557	1,159	197	1,547	3,725	—	10,185
Income from equity investments	12	143	8	—	359	—	522
Plant operating costs and other	(1,028)	(467)	(41)	(439)	(934)	(64)	(2,973)
Commodity purchases resold	—	—	—	—	(1,836)	—	(1,836)
Property taxes	(266)	(68)	—	(62)	(77)	—	(473)
Depreciation and amortization	(821)	(211)	(31)	(216)	(309)	(23)	(1,611)
Gain on assets held for sale/sold	—	—	9	—	108	—	117
Segmented earnings/(losses)	1,454	556	142	830	1,036	(87)	3,931
Interest expense							(1,198)
Allowance for funds used during construction							136
Interest income and other							(45)
Income before income taxes							2,824
Income tax expense							(831)
Net income							1,993
Net income attributable to non-controlling interests							(153)
Net income attributable to controlling interests							1,840
Preferred share dividends							(97)
Net income attributable to common shares							1,743

Capital spending
Capital expenditures	814	237	717	1,469	206	46	3,489
Capital projects in development	327	40	1	480	—	—	848
	1,141	277	718	1,949	206	46	4,337

at December 31	2016	2015
(millions of Canadian $)

Total Assets
Canadian Natural Gas Pipelines	15,816	15,038
U.S. Natural Gas Pipelines	34,422	12,207
Mexico Natural Gas Pipelines	5,013	3,787
Liquids Pipelines	16,896	16,046
Energy	13,169	15,614
Corporate	2,735	1,706
	88,051	64,398

Geographic Information

year ended December 31	2016	2015	2014
(millions of Canadian $)

Revenues
Canada – domestic	3,655	3,877	3,956
Canada – export	1,177	1,292	1,314
United States	7,295	5,872	4,718
Mexico	378	259	197
	12,505	11,300	10,185

at December 31	2016	2015
(millions of Canadian $)

Plant, Property and Equipment
Canada	20,531	19,287
United States	29,414	21,899
Mexico	4,530	3,631
	54,475	44,817